Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Greystone Senior Debt Opportunity Operating Partnership LP (the Company)
Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

UBS Securities LLC

Goldman Sachs & Co. LLC

(together, the Specified Parties):

Re: Greystone CRE Notes 2021-FL3, Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes identified in an electronic data file entitled “Greystone 2021-FL3 – Data Tape – 7.22.2021.xlsx” provided by the Company on July 22, 2021, containing information on 30 Mortgage Assets and 39 related Mortgaged Properties as of July 1, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Greystone CRE Notes 2021-FL3, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File”. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan File” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.
•	The term “Cut-off Date” means the payment date in July 2021, as provided by the Company.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.100% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan File, Calculation Methodology, Cut-off Date, Assumed LIBOR, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority until such attribute was agreed.
B.	We recomputed the Recomputed Attributes using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information indicated in the Data File and Provided Information without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information or instructions provided to us by the Company, (ii) the physical existence of the Mortgage Assets and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
July 22, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report/Engineering Report
Property City	Appraisal Report/Engineering Report
Property State	Appraisal Report/Engineering Report
Property Zip Code	Appraisal Report/Engineering Report
Property County	Appraisal Report/Engineering Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll/Certified Rent Roll/Appraisal Report
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy %	Company Underwritten Cash Flow Statement/ Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Company Underwritten Cash Flow Statement/ Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranties/Loan Agreement
Related Borrower (Y/N)	Guaranties/Loan Agreement
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Initial Funded Amount ($)	Promissory Note/Loan Agreement/Deed of Trust
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
Cut-off Date Mortgage Asset Balance	Servicer Report
Note Date	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document(s)
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement
Initial Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
1st Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
2nd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
3rd Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
4th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
5th Extension Option Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Fifth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee %	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee Balance	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor (4)	Promissory Note/Loan Agreement/Deed of Trust

Attribute	Source Document(s)
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Cap Expiration	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Original Yield Maintenance or Minimum Interest Term	Promissory Note/Loan Agreement/Deed of Trust
Rate for Prepayment Protection	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Style	Promissory Note/Loan Agreement/Deed of Trust
Amort Constant Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate Mechanics	Provided by the Company
Amortization Constant Basis	Provided by the Company

Attribute	Source Document(s)
Trigger for Amortization	Promissory Note/Loan Agreement/Deed of Trust
Immediate Application (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Springing Amortization IO Period	Promissory Note/Loan Agreement/Deed of Trust
Amortization Rate Basis	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Appraisal As-Is Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual Capital Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual Capital Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual Capital Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement/ Appraisal Report
Lien Position	Title Policy/Promissory Note

Attribute	Source Document(s)
Full Recourse (Y/N/Partial)	Guaranties/Loan Agreement
Recourse Provisions	Guaranties/Loan Agreement
Recourse Carveout Guarantor	Guaranties/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Promissory Note/Loan Agreement
Cash Management (Springing/In-place)	Promissory Note/Loan Agreement
Lockbox Trigger Event	Promissory Note/Loan Agreement
Capital Expenditure Escrow (Note Date)	Settlement Statement/Loan Agreement
Capital Expenditure Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Note Date)	Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Note Date)	Settlement Statement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Insurance Escrow Description	Loan Agreement

Attribute	Source Document(s)
Replacement Reserve (Note Date)	Settlement Statement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
Note Date Other Reserve 1 ($)	Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Settlement Statement/Loan Agreement
Note Date Other Reserve 2 ($)	Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Settlement Statement/Loan Agreement
Note Date Interest Reserve ($)	Settlement Statement/Loan Agreement
Cut-off Interest Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Interest Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Engineering Report Date	Engineering Report/CNA Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate/Promissory Note/Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report

Attribute	Source Document(s)
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Rate	Promissory Note/Loan Agreement/Deed of Trust
Floor	Promissory Note/Loan Agreement/Deed of Trust
Maturity	Promissory Note/Loan Agreement/Deed of Trust
Amort	Promissory Note/Loan Agreement/Deed of Trust
In-place Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
Mortgage Loan Cut-off Date Balance ($)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report/Settlement Statement/Mezzanine Loan Agreement
Subordinate Debt/Mezz Loan Rate (%)	Mezzanine Loan Agreement
Permitted Additional Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Permitted Additional Debt Description	Promissory Note/Loan Agreement/Deed of Trust

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)	For Mortgage Assets where the Amortization Style is “Interest Only” or “Springing Amortization,” Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($). For Mortgage Assets where the Amortization Style is “Amortizing,” annual principal and interest payment sourced from the amortization schedule provided by the Company.
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($).
Pari Passu Balance	Mortgage Loan Cut-off Date Balance ($) minus Cut-off Date Mortgage Asset Balance.
Mortgage Loan % of Total Cut-off Date Balance	Cut-off Date Mortgage Asset Balance divided by the aggregate Cut-off Date Mortgage Asset Balance of all Mortgage Assets.
Mortgage Loan Balloon Payment ($)	For Mortgage Assets where the Amortization Style is “Interest Only” or “Springing Amortization,” the amount equal to the Commitment Original Balance ($). For Mortgage Assets where the Amortization Style is “Amortizing,” balloon payment sourced from the amortization schedule provided by the Company.
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.

Attribute	Calculation Methodology
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee % (if applicable).
First Extension Floor	Equals the Mortgage Rate Floor (if applicable).
First Extension Cap	Equals the Mortgage Rate Cap (if applicable).
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee % (if applicable).
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable).
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee % (if applicable).
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable).
Fourth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fourth Extension Fee % (if applicable).
Fourth Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Fourth Extension Cap	Equals the Mortgage Rate Cap (if applicable).
Fifth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fifth Extension Fee % (if applicable).

Attribute	Calculation Methodology
Fifth Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Fifth Extension Cap	Equals the Mortgage Rate Cap (if applicable).
Exit Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee %.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction, subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Cut-off Date Total Debt Balance.
IO Number of Months through Initial Term	For Mortgage Assets where the Amortization Style is “Interest Only” or “Springing Amortization,” number of payments between and including the Initial Maturity Date and the First Payment Date.
IO Number of Months through Fully Extended Loan Term	IO Number of Months plus the number of IO payments between and the Initial Maturity Date and the Fully Extended Maturity Date.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Mortgage Loan Cut-off Date Adjusted (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) minus Capital Expenditure Escrow (Note Date), divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO).

Attribute	Calculation Methodology
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate %, Commitment Original Balance ($) and Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate %, Commitment Original Balance ($) and Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate %, Commitment Original Balance ($) and Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate %, Commitment Original Balance ($) and Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($).

Attribute	Calculation Methodology
Cut-off Date Total Debt Balance	Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($).
Cut-off Date Total Debt As-Is LTV	Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($), divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Annual Debt Service Payment (IO) plus the product of Cut-off Date Subordinate Debt/Mezz Loan Bal ($), Subordinate Debt/Mezz Loan Rate (%) and Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Assets and Compared Attributes:
Mortgage Asset Names	Compared Attributes	Company Instruction
200 Linden Boulevard; Country Hills & Riverview Apartments	Lien Position; Title Vesting (Fee/Leasehold/Both); Ground Lease Payment (Annual); Ground Lease Initial Expiration Date; Ground Lease Extension (Y/N); # of Ground Lease Extension Options; Ground Lease Expiration Date with Extension	Provided by the Company